Property and Equipment (Details) (USD $)					3 Months Ended				3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Lab equipment and instruments [Member]	Dec. 31, 2013 Lab equipment and instruments [Member]	Mar. 31, 2014 Lab equipment and instruments [Member] Maximum [Member]	Mar. 31, 2014 Lab equipment and instruments [Member] Minimum [Member]	Mar. 31, 2014 Computer equipment [Member]	Dec. 31, 2013 Computer equipment [Member]	Mar. 31, 2014 Computer equipment [Member] Maximum [Member]	Mar. 31, 2014 Computer equipment [Member] Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)					6 years	4 years			6 years	4 years
Gross Property and Equipment	$ 313,530	$ 260,636	$ 202,632	$ 194,143			$ 110,898	$ 66,493
Less: Accumulated Depreciation	(273,070)	(260,636)
Net Property and Equipment	$ 40,460